FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capped Call Options [Member]
Balance	¥ 0	¥ 0	¥ 17,490,323
Foreign exchange (gain)/loss	0	0	736,212
Change in fair value of capped call options	0	0	(18,226,535)
Balance	0	0	0
Convertible Senior Notes [Member]
Balance	65,342	423,739,708	1,506,981,361
Foreign exchange (gain)/loss	3,290	(845,071)	43,448,795
Change in fair value of convertible senior notes	0	0	92,015,957
Repurchase of convertible senior notes	0	(422,829,295)	(1,218,706,405)
Balance	¥ 68,632	¥ 65,342	¥ 423,739,708